Document And Entity Information	Aug. 13, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 13, 2025
Entity Registrant Name	SeaStar Medical Holding Corporation
Entity Central Index Key	0001831868
Entity Emerging Growth Company	true
Entity File Number	001-39927
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd,
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	844
Local Phone Number	427-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Form 8-K (this "Amendment") amends Form 8-K of SeaStar Medical Holding Corporation (the "Company") that was originally filed with the Securities and Exchange Commission on August 13, 2025, (the "Original Filing"). This Amendment is being filed solely to correct an inadvertent error in the submission of the Original Filing through EDGAR which referenced the incorrect Form 8-K Item Number (Item 2.01) in the EDGAR submission header. This Amendment is being filed through EDGAR to reference the correct Form 8-K Item Numbers (Items 2.02 and 9.01) in the EDGAR submission header. There are no changes to the Original Filing itself (which referenced the correct Item numbers). Except as summarized above, this Amendment continues to speak as of the date of the Original Filing and does not reflect events occurring after the date of the Original Filing or modify or update the disclosures therein in any way.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.0001 per share
Trading Symbol	ICU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ICUCW
Security Exchange Name	NASDAQ